Accounting Policies - Property, Plant and Equipment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment
Dismantling obligations amounted	$ 1,151,342	$ 1,126,997
Minimum
Property, plant and equipment
Estimated useful lives	20 years
Maximum
Property, plant and equipment
Estimated useful lives	65 years
Buildings | Minimum
Property, plant and equipment
Estimated useful lives	20 years
Buildings | Maximum
Property, plant and equipment
Estimated useful lives	50 years
Networks and technical equipment | Minimum
Property, plant and equipment
Estimated useful lives	3 years
Networks and technical equipment | Maximum
Property, plant and equipment
Estimated useful lives	30 years
Satellite Transponders
Property, plant and equipment
Estimated useful lives	15 years
Furniture and Fixtures | Minimum
Property, plant and equipment
Estimated useful lives	10 years
Furniture and Fixtures | Maximum
Property, plant and equipment
Estimated useful lives	15 years
Transportation Equipment | Minimum
Property, plant and equipment
Estimated useful lives	4 years
Transportation Equipment | Maximum
Property, plant and equipment
Estimated useful lives	8 years
Computer Equipment | Minimum
Property, plant and equipment
Estimated useful lives	3 years
Computer Equipment | Maximum
Property, plant and equipment
Estimated useful lives	6 years
Leasehold Improvements | Minimum
Property, plant and equipment
Estimated useful lives	5 years
Leasehold Improvements | Maximum
Property, plant and equipment
Estimated useful lives	20 years